REVENUE (Details Narrative)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)
Revenue from Contract with Customer [Abstract]
Revenues	$ 14,080,125	¥ 102,175,246	¥ 92,845,812
Revenue remaining performance obligations		¥ 18,488,920		¥ 21,538,052